Accrued and Other Liabilities - Schedule of Accrued Liabilities (Detail) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Accrued Liabilities [Abstract]
Interest on long-term debt	$ 0	$ 1,173,219
Administrative expenses	165,409	163,377
Vessel operating and voyage expenses	4,277,733	3,585,991
Total	$ 4,443,142	$ 4,922,587